Deferred Consideration Liability (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Consideration Liability [Abstract]
Schedule of Carrying Amount for the Reporting Periods	The carrying amounts for the reporting periods can be analyzed as follows:
Gross carrying amount	$

At January 1, 2023	3,689,755
Remeasurement gain	(156,047)
Accretion of interest	159,904
At December 31, 2023	3,693,612
Accretion of interest	157,999
At June 30, 2024	3,851,611